Document and Entity Information	Jan. 03, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002027537
Document Type	8-K/A
Document Period End Date	Jan. 03, 2025
Entity Registrant Name	Goldman Sachs Real Estate Finance Trust Inc
Entity Incorporation State Country Code	MD
Entity File Number	000-56667
Entity Tax Identification Number	99-2025085
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	On January 10, 2025, Goldman Sachs Real Estate Finance Trust Inc (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the unregistered sale of equity securities pursuant to Item 3.02 of Form 8-K. The Number of Shares Sold and Aggregate Consideration from the issuance and sale of the Company’s Class I Common Shares were incorrectly reported in the Original Form 8-K. Accordingly, the Company is filing this Amendment No. 1 on Form 8-K/A to correctly report the Number of Shares Sold and Aggregate Consideration from the issuance and sale of the Company’s Class I Common Shares. Item 3.02 of the Original Form 8-K is hereby amended and restated to read in its entirety as set forth below. Except as expressly set forth herein, the disclosures made in the Original Form 8-K remain unchanged.